Sarah Crespi State Street 1 Lincoln Street Mail Stop SUM0703 Boston, MA 02111 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

March 29, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds Dec 2026 Term Muni Bond ETF, each dated March 27, 2019, do not differ from those contained in Post-Effective Amendment No. 2,073 to the Trust’s Registration Statement on Form N-1A, filed electronically on March 27, 2019.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi Assistant Secretary

cc: Benjamin J. Haskin, Esq.